Related Party Transactions - Disclosure of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries and other short-term benefits	$ 1,997	$ 2,351
Other long-term benefits	137	59
Share-based payment	956	1,781
Total	$ 3,090	$ 4,191